CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 50	$ 66	$ 250	$ 110	$ 225
Other comprehensive (loss) income, net of tax:
Foreign currency translation	41	70	(112)	(25)	182
Adjustments related to pension and other benefit plans	5	0	(138)	16	159
Net unrealized (loss) gain on derivative instruments	(6)	(1)	(5)	0	9
Other comprehensive (loss) income, net of tax	40	69	(255)	(9)	350
Comprehensive (loss) income	90	135	(5)	101	575
Less: comprehensive income attributable to non-controlling interests	1	1	4	4	1
Comprehensive (loss) income attributable to the company	$ 89	$ 134	$ (9)	$ 97	$ 574